8. Financial Risk Management: Schedule of exposure to foreign currency risk (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of exposure to foreign currency risk

The Company is exposed to foreign currency risk through the following financial assets and liabilities denominated in currencies other than U.S. dollars:

30 June 2020	Cash	Receivables	Accounts payable and accrued liabilities
Canadian dollars	12,513	1,739	(39,938)
Indonesian Rupiah	66,906,321	-	638,635,895

30 June 2019	Cash	Receivables	Accounts payable and accrued liabilities
Canadian dollars	3,026	12,849	(83,353)
Indonesian Rupiah	310,453,039	-	(439,546,620)

30 June 2018	Cash	Receivables	Accounts payable and accrued liabilities
Canadian dollars	987	10,016	(128,813)
Indonesian Rupiah	211,156,790	-	(341,664,000)